Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities
	As of December 31,
	2017 RMB’million	2018 RMB’million
Non-current	-	27
Current	978	1,431
	978	1,458